Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of breakdown of capital stock by nature

	12.31.24		12.31.23
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Foods S.A.	849,526,130	50.49	842,165,702	50.06
Salic	185,556,900	11.03	180,000,000	10.70
Kapitalo Investimentos Ltda.	-	-	107,982,757	6.42
Caixa de Previd. dos Func. do Banco do Brasil	103,328,121	6.14	103,328,121	6.14
Management
Board of Directors	4,300	0.00	518,900	0.03
Executives	256,099	0.02	626,458	0.04
Fiscal Council	29,400	0.00	32,700	0.00
Treasury shares	61,629,171	3.66	3,817,179	0.23
Other	482,143,125	28.66	444,001,429	26.38
	1,682,473,246	100.00	1,682,473,246	100.00

Schedule of roll-forward of outstanding shares

	12.31.24	12.31.23
Common shares	1,682,473,246	1,682,473,246
Treasury shares	(61,629,171)	(3,817,179)
Outstanding shares	1,620,844,075	1,678,656,067

Schedule of capital reserves

	12.31.24	12.31.23
Capital reserves	2,763,364	2,763,364
Other equity transactions	(141,608)	(70,106)
Share-based payments	131,872	203,374
Acquisition of non-controlling interest	(273,260)	(273,260)
Capital transactions with controlled entities	(220)	(220)

Schedule of treasury shares

Quantity of outstanding of shares
	12.31.24	12.31.23
Shares at the beggining of the year	3,817,179	4,356,397
Repurchase of shares	59,835,200	-
Delivery of restricted shares	(2,023,208)	(539,218)
Shares at the end of the year (1)	61,629,171	3,817,179
(1)	Treasury shares are recorded at an average cost, in units of reais, of R$21.84 per share.

Schedule of repurchase of shares

					2024
	Jan - mar	Apr - jun	Jul - sep	Oct - dec	Total	Subsequent events	Total
Program I
Number of shares acquired	10,219,600	3,780,400	-	-	14,000,000	-	14,000,000
Average unit price (in units of reais)	13.22	16.15	-	-	14.01	-	14.01
Total value	135,095	61,042	-	-	196,137	-	196,137
Program II
Number of shares acquired	-	8,131,900	20,380,900	17,322,400	45,835,200	21,044,000	66,879,200
Average unit price (in units of reais)	-	18.71	24.33	25.64	23.83	19.80	23.80
Total value	-	152,138	495,847	444,120	1,092,105	416,741	1,591,575
Number of shares acquired	10,219,600	11,912,300	20,380,900	17,322,400	59,835,200	21,044,000	80,879,200
Average unit price (in units of reais)	13.22	17.90	24.33	25.64	21.53	19.80	21.08
Total value	135,095	213,180	495,847	444,120	1,288,242	416,741	1,704,983

Schedule of shareholders remuneration

12.31.24
Net profit	3,213,274
Legal reserve (5.0%)	(160,664)
Tax incentive reserve	(639,741)
Interest on shareholders' equity calculation base	2,412,869
Minimum mandatory interest on shareholders' equity (25.0%)	603,217
Remuneration of shareholders' exceeding the mandatory minimum	542,782
Total remuneration of shareholders' in the year, as interest on shareholders' equity	1,145,999
Withholding income tax on interest on shareholders' equity	(150,778)
Remuneration of shareholders', net of withholding income tax	995,221

Percentage of calculation base	47.5%

Total remuneration of shareholders' outstanding	1,145,999
Withholding income tax on interest on shareholders' equity	(150,778)
Remaining amounts outstanding	(1,686)
Interest on shareholders' equity outstanding	993,535

Schedule of allocation of income

	Limit on	Net income for distribution	Income reserve balances
	capital %	12.31.24	12.31.24
Income for the year		3,213,274	-
Actuarial gain	-	11,978	-
Interest on shareholdes' equity	-	(1,145,999)	-
Legal reserve	20.0	(160,664)	160,664
Capital increase reserve	20.0	(482,573)	482,573
Reserve for expansion	80.0	(796,275)	796,275
Reserve for tax incentives	-	(639,741)	639,741